Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Provision for Income Taxes [Abstract]
Current tax	$ 189,469	$ 67,418	$ 159,310
Deferred income tax expenses	(15,646)	(14,663)	(14,663)
Income tax expenses	$ 173,823	$ 52,755	$ 144,647